Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of due to related parties
		As of December 31,
		2020	2019
Due from related parties
Bally		$5,168	$12,250
Zhuhai Investment	(1)	155,378	-
Yihe Beijing	(2)	12,184	-
Total		$172,730	$12,250